REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	May 30, 2023 USD ($) shares	May 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Aug. 06, 2024 shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares	May 30, 2023 ₪ / shares	May 30, 2023 USD ($) $ / shares shares	Jan. 14, 2022 USD ($) shares
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Fair value of investment | $										$ 2,763
Issuance expenses | $		$ 3	$ 3
Class of Warrant or Right, Outstanding				10,329	913		2,413
Warrants issued							5,278		2,413
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)							$ 547.047	₪ 222.921	$ 222.921
Purchase of investment | $	$ 538
Pre-money valuation | $									$ 20,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			50.00%
Percentage of sale of assets			50.00%
Subsidiaries [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Purchase of investment | $	$ 3,000
Shares of acquisition by subsidiary	13,458
Conversion of units	13,458
Warrant [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Warrants issued							5,278
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 547.02
Series A-2 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | $ / shares							$ 547.047
Warrants issued							10,329
Series A-3 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | $ / shares							$ 410.283
Fair value of investment | $							$ 3,204
Warrants issued							446
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 410.283
Series A-4 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Warrants issued							12
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 222.921
Percentage of original issued price							200.00%
Series A-4 Preferred Shares [Member] | Warrant [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Warrants issued							2,413
Preferred Stock [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Issuance expenses | $			$ 14
Preferred Stock [Member] | Series A-2 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares						₪ 0.09
Fair value of investment | $				$ 2,763			$ 2,763
Preferred shares issued				5,051			5,051			5,051
Preferred Stock [Member] | Series A-2 Preferred Shares [Member] | Warrant [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares						0.09
Class of Warrant or Right, Outstanding							10,329
Preferred Stock [Member] | Series A-3 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Fair value of investment | $				$ 2,887			$ 2,887
Preferred shares issued				7,037			7,037
Conversion of units				7,037
Preferred Stock [Member] | Series A-4 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares						₪ 0.09		₪ 0.09
Fair value of investment | $							$ 1,076
Preferred shares issued							2,413		2,413
Issuance expenses | $	$ 16
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 222.921
IPO [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Valuation amount | $			$ 200,000